Trade and other payables - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current
Payable from acquisition of property, plant and equipment	$ 0	$ 3,394
Other payables	290	205
Trade and other payables, non-current	290	3,599	[1]
Current
Trade payables	110,662	90,594
Advances from customers	4,755	2,980
Taxes payable	7,037	9,086
Payables from acquisition of property, plant and equipment	3,569	3,596
Other payables	292	631
Trade and other payables, current	126,315	106,887	[1]
Trade and other payables	$ 126,605	$ 110,486

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.